Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Financial statements in US dollars
A.	Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 13A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the dollar is the currency that represents the principal economic environment in which the Company operates and is thus its functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statement of income (loss), the transaction date exchange rates are used. Depreciation, amortization and other changes deriving from non-monetary items are based on historical exchange rates. The resulting transaction gains or losses are recorded as net financial income or expenses.

Basis of presentation
B.	Basis of presentation
The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Estimates and assumptions

C.	Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition over time, credit loss, income taxes, impairment of inventories, marketable securities, impairment of goodwill, intangible assets and the assumptions used to estimate the fair value of share-based compensation.

Cash and cash equivalents
D.	Cash and cash equivalents
The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.
Short-term bank deposits
E.	Short-term bank deposits
Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.
Marketable securities
F.	Marketable securities
The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.
Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion are included in the "Financial income, net" line item in the consolidated statements of operations.

The Company recognizes current expected credit losses for financial assets held at amortized cost. The Company uses forward-looking information to calculate credit loss estimates.

Trade accounts receivable, net
G.	Trade accounts receivable, net
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The Company presents accounts receivable in the consolidated balance sheets net of allowance for expected credit losses for potential uncollectible amounts. The Company estimates the collectability of accounts receivable balances and adjust the allowance for expected credit losses based on the Company's assessment of collectability by reviewing accounts receivable on an aggregated basis where similar characteristics exist and on an individual basis when it identifies specific customers with known disputes or collectability issues. The Company also considers a number of factors to assess collectability, including the past due status, creditworthiness of the specific customer, payment history and reasonable and supportable forecasts of future economic conditions.

As of December 31, 2021 and 2022, allowance for credit losses amounted to US$ 20 thousand.

Inventories
H.	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the "weighted average-cost" method.

The Company writes down obsolete or slow moving inventory to its net realizable value.

Assets held for employees' severance benefits
I.	Assets held for employees’ severance benefits
Assets held for employees’ severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

Property, plant and equipment
J.	Property, plant and equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*	Over the shorter term of the lease or the useful life of the asset

Goodwill and other intangible assets
K.	Goodwill and other intangible assets
Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.
The Company operates in one operating segment and this segment comprises one reporting unit.
The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the impairment test is not required. However, if the Company concludes otherwise, it is then required to perform a quantitative assessment for goodwill impairment.

The Company performs its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. If the reporting unit’s carrying value is determined to be greater than its fair value, an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value. If the fair value of the reporting unit is determined to be greater than its carrying amount, the applicable goodwill is not impaired.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in amortization of such intangible assets in the straight-line method.

For the years ended December 31, 2020, 2021 and 2022, no impairment losses were recorded.

Impairment of long-lived assets
L.	Impairment of long-lived assets
In accordance with Impairment or Disposal of long-lived assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment – Overall. Long-lived assets, such as property, plant, equipment and purchased intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Leases
M.	Leases
The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize right-of-use ("ROU") assets or lease liabilities, but recognizes lease expenses over the lease term on a straight-line basis.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
As of December 31, 2022, all of the company's leases are operating leases.
On the commencement date, the lease payments shall include variable lease payments that depend on an index (such as the Consumer Price Index), initially measured using the index at the commencement date. The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.
Variable payments that depends on use of the underlying asset are not included in the lease payments. Such variable payments are recognized in profit or loss in the period in which the event or condition that triggers the payment occurs.
The Company’s incremental borrowing rate for a lease is the rate of interest that it would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event). The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term.

The Company’s lease agreements have remaining lease terms of 2 to 10 years. Some of these agreements include options to terminate the leases immediately. Some of our vehicle lease agreements include rental payments based on the actual usage of the vehicles and other lease agreements include rental payments adjusted periodically for inflation. The agreements related to leases in Israel are in Israeli Shekel ("ILS") or in ILS linked to the Israeli Consumer Price Index or to the US Dollars. The agreements related to leases in the USA are in US Dollars and the agreements related to leases in Denmark are in Danish Krone ("DKK"). The Company’s lease agreements do not contain any residual value guarantees. See Note 10.

Revenue recognition
N.	Revenue recognition

The Company derives revenues primarily from the sale of networking and data infrastructure solutions.

The Company recognizes revenue upon transfer of control of the promised goods in a contract with a customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer. The Company accounts for a contract with customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Each of the Company's contracts includes one type of performance obligation. The Company evaluates each distinct performance obligation within a contract, whether it is satisfied at a point in time or over time. Most of the Company's revenues are recognized at a point in time. Revenue is recognized over time for sales of goods manufactured to unique customer specifications, in which the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date if the customer were to terminate the contract. Revenue recognized over time is measured by the costs incurred to date relative to the estimated total direct costs to fulfill each contract. Incurred costs represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Contract costs include labor, materials and overhead.

Cost of sales
O.	Cost of sales

Cost of sales consist primarily of production costs of finished goods manufactured by the company, with assistance of sub-contractors, from (i) components purchased from third parties, and (ii) sub-assemblies manufactured by sub-contractors under the Company’s directions and supervision as well as employee-related expenses and overhead expenses of the Company’s production lines.

Research and development costs and capitalized software development costs
P.	Research and development costs and capitalized software development costs

Software development costs (mainly salary) related to programmable components incorporated into the Company's products, are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. The Company has determined that technological feasibility for its software components of hardware products is reached after all high-risk development issues have been resolved through coding and testing. Amortization begins once the software is ready for its intended use, generally based on the pattern in which the economic benefits will be consumed. The amortization of these costs is included in cost of revenue over the estimated life of the products. Other costs incurred in the research and development of the Company’s products are expensed as incurred.

Allowance for product warranty
Q.	Allowance for product warranty
The Company grants assurance-type warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

Treasury shares
R.	Treasury shares
Treasury shares are recorded at cost and presented as a reduction of shareholders' equity. The Company reissues treasury shares under the Global Share Incentive Plan (2013), upon exercise of options and upon vesting of restricted stock units ("RSU"). Reissuance of treasury shares, based on the Company's policy of first-in, first-out (FIFO), is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein and otherwise to retained earnings.

Income taxes
S.	Income taxes
Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are presented as non-current assets and liabilities and measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. The Company recognizes the effect of uncertain tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured as the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Taxes which would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred taxes, as the Company's intention is to hold, and not to realize the investments. As of December 31, 2022, the cumulative amount of earnings of foreign subsidiaries upon which deferred taxes have not been provided is approximately US$ 16.3 million. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

Share-based compensation
T.	Share-based compensation
The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:
When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company’s accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.
Equity awards granted to employees are accounted for using the grant date fair value method. The grant date fair value is determined as follows: for stock options using the Binomial option-pricing model and for restricted stock units (“RSUs”) based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting. The fair value of share based payment awards is recognized as an expense over the vesting period. The expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market. For awards with only market conditions, compensation expense is not reversed if the market conditions are not satisfied.

Basic and diluted earnings per share
U.	Basic and diluted earnings per share
Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding (net of treasury shares). Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of ordinary shares outstanding is increased to include outstanding potential ordinary shares during the period if dilutive. Potential ordinary shares arise from stock options and RSUs, and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2020	2021	2022

Net income attributable to ordinary shares (US$ thousands)	5,725	10,541	18,306

Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,118,244	6,825,630	6,696,671

Add of outstanding dilutive potential ordinary shares	38,519	143,172	99,748

Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,156,763	6,968,802	6,796,419

Basic income per ordinary shares (US$)	0.804	1.544	2.733

Diluted income per ordinary shares (US$)	0.800	1.513	2.694

Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	180,916	65,534	251,868

Comprehensive Income
V.	Comprehensive Income
For the years ended December 31, 2020, 2021 and 2022, comprehensive income equals net income.
Fair Value Measurements
W.	Fair Value Measurements
The Company's financial instruments consist mainly of cash and cash equivalents, marketable securities, trade and other receivables and trade accounts payable. The carrying amounts of these financial instruments, except for marketable securities, approximate their fair value because of the short maturity of these investments. The fair value of marketable securities is presented in Note 4 to these consolidated financial statements. Assets held for severance benefits are recorded at their current cash redemption value.
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:
Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Concentrations of risks
X.	Concentrations of risks
(1)          Credit risk
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, marketable securities, trade receivables and assets held for employees’ severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Marketable securities consist of held to maturity marketable securities issued by highly rated corporations. As of December 31, 2021 and 2022, the ratings of the securities in the Company's portfolio was at least A-. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). The Company closely monitors extensions of credit and has never experienced significant credit losses.
(2)          Significant customers
The Company's top four ultimate customers accounted for approximately 33% of its revenues in 2022. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future. See Note 13.

Liabilities for loss contingencies
Y.	Liabilities for loss contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.